AST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 97.9%
Common Stocks — 93.8%
Australia — 5.0%
ANZ Group Holdings Ltd.	49,700	$952,556
Aristocrat Leisure Ltd.	47,409	1,327,496
AUB Group Ltd.	15,381	298,076
Bank of Queensland Ltd.	113,737	468,566
BHP Group Ltd. (XASX)	379,703	10,978,713
BHP Group Ltd. (BCXE)	35,695	1,022,599
BlueScope Steel Ltd.	58,782	914,243
Brambles Ltd.	419,981	4,419,925
CAR Group Ltd.	10,189	239,501
Cochlear Ltd.	7,617	1,675,216
Coles Group Ltd.	36,880	407,127
Commonwealth Bank of Australia	3,037	238,221
Computershare Ltd.	15,514	264,248
Dexus, REIT	33,200	171,066
Elders Ltd.	84,337	515,418
Fortescue Ltd.	305,919	5,119,566
Glencore PLC	672,615	3,691,016
Goodman Group, REIT	199,712	4,399,117
GPT Group (The), REIT	71,862	213,862
Harvey Norman Holdings Ltd.	274,285	920,500
JB Hi-Fi Ltd.	21,454	898,119
Macquarie Group Ltd.	7,569	984,557
Medibank Private Ltd.	1,272,675	3,118,216
Metcash Ltd.	208,300	530,868
Myer Holdings Ltd.	494,900	262,719
National Australia Bank Ltd.	184,812	4,184,530
New Hope Corp. Ltd.	145,802	441,703
NRW Holdings Ltd.	196,619	375,132
Orica Ltd.	56,944	677,312
Perenti Ltd.	327,500	209,146
Pilbara Minerals Ltd.	38,773	96,756
QBE Insurance Group Ltd.	49,057	579,889
Ramsay Health Care Ltd.	3,419	125,868
Rio Tinto Ltd.	45,959	3,647,552
Rio Tinto PLC	93,482	5,910,390
Scentre Group, REIT	552,611	1,220,455
Stockland, REIT	384,009	1,213,421
Suncorp Group Ltd.	34,470	367,930
Super Retail Group Ltd.	87,545	918,678
Vicinity Ltd., REIT	981,462	1,362,303
Westpac Banking Corp.	68,000	1,156,555
		66,519,131
Austria — 0.6%
BAWAG Group AG, 144A*	15,100	955,701
Erste Group Bank AG	99,298	4,425,485
Mondi PLC	12,696	223,619
OMV AG	12,800	606,240
voestalpine AG	2,800	78,549
Wienerberger AG	28,843	1,050,630
		7,340,224
Belgium — 0.7%
Ageas SA/NV	40,529	1,877,531
Bekaert SA	15,931	816,877
Groupe Bruxelles Lambert NV	2,702	204,266
KBC Group NV	52,791	3,957,854
	Shares	Value
Common Stocks (continued)
Belgium (cont’d.)
Solvay SA	39,903	$1,089,018
Syensqo SA*	14,915	1,413,279
Warehouses De Pauw CVA, REIT	5,152	146,908
		9,505,733
Brazil — 0.9%
Ambev SA	198,100	494,519
Banco do Brasil SA	140,500	1,587,818
MercadoLibre, Inc.*	2,640	3,991,574
NU Holdings Ltd. (Class A Stock)*	285,008	3,400,146
Odontoprev SA	149,700	365,937
Petroleo Brasileiro SA, ADR	78,520	1,194,289
Vale SA	87,300	1,062,486
Yara International ASA	16,620	527,005
		12,623,774
Canada — 2.0%
Air Canada*	62,074	898,654
ARC Resources Ltd.	64,400	1,148,175
Brookfield Corp.	33,435	1,399,059
Canadian Imperial Bank of Commerce(a)	16,500	836,481
Celestica, Inc.*	44,800	2,012,866
Cenovus Energy, Inc.	23,351	466,830
CGI, Inc.*	7,122	785,731
CI Financial Corp.	88,000	1,125,215
Constellation Software, Inc.	640	1,748,182
Dollarama, Inc.	8,829	672,596
Empire Co. Ltd. (Class A Stock)	29,400	717,989
Finning International, Inc.	23,824	700,183
H&R Real Estate Investment Trust, UTS	66,700	455,483
iA Financial Corp., Inc.	26,070	1,619,571
Imperial Oil Ltd.	21,229	1,464,269
Loblaw Cos. Ltd.	6,729	745,652
Manulife Financial Corp.	153,817	3,841,592
Martinrea International, Inc.	59,400	533,243
Nutrien Ltd.	15,010	815,463
Russel Metals, Inc.	24,600	818,517
Sleep Country Canada Holdings, Inc., 144A	34,900	770,632
Stelco Holdings, Inc.	14,700	484,773
Stella-Jones, Inc.	12,400	723,192
Suncor Energy, Inc.	25,202	930,086
Torex Gold Resources, Inc.*	47,200	694,820
Transcontinental, Inc. (Class A Stock)	26,916	292,300
		26,701,554
Chile — 0.0%
Cencosud SA	361,900	627,753
China — 2.5%
3SBio, Inc., 144A*	828,000	633,415
Alibaba Group Holding Ltd.	280,500	2,536,515
Anhui Conch Cement Co. Ltd. (Class H Stock)	120,500	249,876
AviChina Industry & Technology Co. Ltd. (Class H Stock)	1,890,000	744,093
A1

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Bank of China Ltd. (Class H Stock)	3,685,000	$1,510,889
BOC Hong Kong Holdings Ltd.	78,000	209,141
BYD Co. Ltd. (Class H Stock)	20,000	512,101
China Construction Bank Corp. (Class H Stock)	1,764,000	1,064,527
China Feihe Ltd., 144A	754,000	354,821
China Pacific Insurance Group Co. Ltd. (Class H Stock)	359,800	631,205
China Tower Corp. Ltd. (Class H Stock), 144A	6,874,000	791,127
CIMC Enric Holdings Ltd.	590,000	601,440
CSPC Pharmaceutical Group Ltd.	1,142,000	898,868
Fufeng Group Ltd.	972,000	630,326
Hello Group, Inc., ADR	70,200	435,942
JOYY, Inc., ADR	20,100	618,075
Kingboard Holdings Ltd.	166,000	338,920
Kingsoft Corp. Ltd.	104,400	322,213
Lenovo Group Ltd.	1,556,000	1,802,782
Midea Group Co. Ltd. (Class A Stock)	36,200	322,069
NetEase, Inc., ADR	14,836	1,535,081
NXP Semiconductors NV	2,414	598,117
PDD Holdings, Inc., ADR*	4,861	565,091
PetroChina Co. Ltd. (Class H Stock)	4,026,000	3,452,788
PICC Property & Casualty Co. Ltd. (Class H Stock)	1,856,000	2,449,445
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	180,500	766,345
Prosus NV*	41,515	1,299,436
Sinopharm Group Co. Ltd. (Class H Stock)	337,600	865,705
Sinotruk Hong Kong Ltd.	458,500	1,126,498
Tencent Holdings Ltd.	43,400	1,690,428
Vipshop Holdings Ltd., ADR	50,700	839,085
Want Want China Holdings Ltd.	900,000	531,278
Wilmar International Ltd.	889,900	2,260,457
		33,188,099
Czech Republic — 0.1%
Komercni Banka A/S	19,000	680,503
Denmark — 3.4%
AP Moller - Maersk A/S (Class A Stock)	88	112,756
Carlsberg A/S (Class B Stock)	29,680	4,064,533
Danske Bank A/S	87,921	2,639,073
Demant A/S*	18,775	933,180
DFDS A/S	9,747	283,345
Jyske Bank A/S	13,753	1,164,957
Novo Nordisk A/S (Class B Stock)	248,530	31,879,791
Pandora A/S	17,344	2,799,426
ROCKWOOL A/S (Class B Stock)	352	115,817
Spar Nord Bank A/S	45,089	752,588
		44,745,466
Finland — 0.4%
Metsa Board OYJ (Class B Stock)(a)	57,600	436,370
Nokia OYJ	394,764	1,400,661
Nordea Bank Abp (SGMX)	87,100	970,685
Nordea Bank Abp (BATE)	111,322	1,258,461
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
Sampo OYJ (Class A Stock)	13,020	$555,384
UPM-Kymmene OYJ	5,178	172,514
Wartsila OYJ Abp	30,288	460,302
		5,254,377
France — 11.3%
Accor SA	74,075	3,458,298
Air Liquide SA	25,270	5,257,391
Airbus SE	21,181	3,902,150
Amundi SA, 144A	3,481	239,099
Arkema SA	8,751	921,303
AXA SA	101,359	3,806,618
BNP Paribas SA	56,526	4,024,363
Bollore SE	19,600	130,951
Bouygues SA	32,686	1,334,402
Capgemini SE	12,215	2,810,804
Carrefour SA	31,828	545,988
Cie de Saint-Gobain SA	77,738	6,033,540
Cie Generale des Etablissements Michelin SCA	148,634	5,696,156
Credit Agricole SA	220,110	3,283,586
Dassault Systemes SE	122,351	5,416,133
Eiffage SA	20,096	2,280,740
Engie SA	255,751	4,285,710
Gecina SA, REIT	1,230	125,637
Hermes International SCA	4,334	11,076,755
Ipsen SA	6,577	782,639
Klepierre SA, REIT	93,775	2,427,419
La Francaise des Jeux SAEM, 144A	28,217	1,150,060
Legrand SA	35,595	3,769,394
L’Oreal SA	17,270	8,178,582
LVMH Moet Hennessy Louis Vuitton SE	17,057	15,347,833
Orange SA	36,128	424,866
Pernod Ricard SA	17,020	2,755,268
Publicis Groupe SA	39,488	4,305,002
Rexel SA	45,204	1,221,088
Rubis SCA	25,302	893,317
Safran SA	45,020	10,195,757
Societe BIC SA	9,762	697,556
Societe Generale SA	102,697	2,751,563
Sodexo SA	15,081	1,292,793
Sopra Steria Group	2,955	716,124
Thales SA	4,322	736,816
TotalEnergies SE	207,713	14,288,451
Unibail-Rodamco-Westfield, REIT*	21,397	1,721,310
Verallia SA, 144A	34,057	1,324,099
Vinci SA	76,391	9,803,155
Vivendi SE	81,776	891,181
		150,303,897
Germany — 5.7%
adidas AG	4,119	920,304
Allianz SE	22,496	6,742,440
Aurubis AG	6,800	478,252
Bayer AG	15,891	486,655
Bayerische Motoren Werke AG	59,616	6,878,426
Bechtle AG	2,124	112,262

A2

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Brenntag SE	4,017	$338,557
Commerzbank AG	8,528	117,210
Daimler Truck Holding AG	39,376	1,995,370
Deutsche Bank AG	202,713	3,192,782
Deutsche Boerse AG	23,841	4,882,397
Deutsche Lufthansa AG*	29,188	229,398
Deutsche Post AG	71,886	3,098,099
Deutsche Telekom AG	89,788	2,179,560
E.ON SE	106,235	1,478,996
Fresenius Medical Care AG	31,632	1,215,450
Fresenius SE & Co. KGaA	100,883	2,720,493
GEA Group AG	71,018	3,002,653
Hannover Rueck SE	936	256,302
Heidelberg Materials AG	35,863	3,947,848
Henkel AG & Co. KGaA	3,087	222,429
Infineon Technologies AG	101,372	3,447,210
Mercedes-Benz Group AG	25,242	2,010,195
MTU Aero Engines AG	2,538	643,703
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,730	9,142,879
Nemetschek SE	15,013	1,486,032
Rational AG	323	278,296
Rheinmetall AG	1,188	668,156
SAP SE	22,828	4,445,045
Scout24 SE, 144A	13,039	982,336
Siemens AG	37,408	7,142,642
Talanx AG	8,976	711,053
Volkswagen AG	5,963	910,896
		76,364,326
Greece — 0.2%
Hellenic Telecommunications Organization SA	42,130	621,176
Mytilineos SA	25,400	979,540
National Bank of Greece SA*	77,105	603,134
		2,203,850
Hong Kong — 0.9%
AIA Group Ltd.	433,624	2,916,804
CK Asset Holdings Ltd.	79,500	327,594
CLP Holdings Ltd.	41,500	331,014
Dah Sing Financial Holdings Ltd.	89,600	205,938
Grand Pharmaceutical Group Ltd.	1,092,500	574,399
HKT Trust & HKT Ltd., UTS	154,528	180,301
New World Development Co. Ltd.	39,231	41,478
PAX Global Technology Ltd.	373,000	294,088
Swire Pacific Ltd. (Class A Stock)	22,000	181,112
Techtronic Industries Co. Ltd.	244,013	3,315,616
VTech Holdings Ltd.	48,300	292,955
WH Group Ltd., 144A	3,692,029	2,437,038
Yue Yuen Industrial Holdings Ltd.	302,500	425,147
		11,523,484
Hungary — 0.0%
OTP Bank Nyrt	6,822	314,035
	Shares	Value
Common Stocks (continued)
India — 1.1%
Apollo Hospitals Enterprise Ltd.	12,353	$942,998
Chambal Fertilisers & Chemicals Ltd.	164,650	676,995
Coal India Ltd.	229,700	1,201,064
Dr. Reddy’s Laboratories Ltd.	4,680	345,871
IndusInd Bank Ltd.	19,335	361,478
Mahanagar Gas Ltd.	52,400	859,225
Mahindra & Mahindra Ltd.	29,072	671,603
NMDC Ltd.	603,700	1,465,241
Oil & Natural Gas Corp. Ltd.	424,600	1,370,621
Oil India Ltd.	262,300	1,895,017
Petronet LNG Ltd.	239,000	756,754
Sun Pharmaceutical Industries Ltd.	73,898	1,438,629
Tata Consultancy Services Ltd.	22,802	1,064,214
Varun Beverages Ltd.	69,617	1,170,021
		14,219,731
Indonesia — 0.3%
Bank Central Asia Tbk PT	2,491,199	1,584,248
First Resources Ltd.	618,000	627,028
Telkom Indonesia Persero Tbk PT	4,074,300	896,124
United Tractors Tbk PT	417,600	636,850
		3,744,250
Ireland — 0.2%
AerCap Holdings NV*(a)	25,300	2,198,823
AIB Group PLC	46,368	235,384
Bank of Ireland Group PLC	48,235	492,242
Smurfit Kappa Group PLC	7,467	340,464
		3,266,913
Israel — 0.6%
Check Point Software Technologies Ltd.*(a)	10,902	1,788,037
ICL Group Ltd.	40,641	215,390
Mizrahi Tefahot Bank Ltd.	14,913	559,083
Nice Ltd.*	1,778	462,709
Teva Pharmaceutical Industries Ltd.*	48,424	683,073
Teva Pharmaceutical Industries Ltd., ADR*	27,300	385,203
Wix.com Ltd.*	27,170	3,735,332
		7,828,827
Italy — 2.8%
Banca Monte dei Paschi di Siena SpA*	79,598	361,001
Brunello Cucinelli SpA	26,219	2,996,510
Coca-Cola HBC AG*	43,019	1,359,413
Enel SpA	406,280	2,682,057
Eni SpA	129,857	2,056,160
Ferrari NV	15,320	6,680,064
Intesa Sanpaolo SpA	1,057,983	3,841,047
Leonardo SpA	45,000	1,130,564
Mediobanca Banca di Credito Finanziario SpA	69,673	1,038,230
Pirelli & C SpA, 144A	150,507	921,554
Poste Italiane SpA, 144A	100,954	1,264,368
UniCredit SpA	303,572	11,529,453
Unipol Gruppo SpA	130,798	1,096,079

A3

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Italy (cont’d.)
UnipolSai Assicurazioni SpA	252,529	$731,610
		37,688,110
Japan — 17.5%
Advantest Corp.	50,412	2,239,445
AEON REIT Investment Corp., REIT	525	482,151
AGC, Inc.	5,600	203,181
Ajinomoto Co., Inc.	39,500	1,475,073
Alps Alpine Co. Ltd.	67,200	528,342
Amada Co. Ltd.	58,400	668,811
Asahi Group Holdings Ltd.	15,000	550,798
Bridgestone Corp.	70,142	3,108,676
Brother Industries Ltd.	30,300	561,951
Canon, Inc.	51,500	1,534,446
Central Japan Railway Co.	128,400	3,188,856
Chubu Electric Power Co., Inc.	99,000	1,294,539
Chugai Pharmaceutical Co. Ltd.	47,800	1,826,696
Credit Saison Co. Ltd.	44,300	913,769
Daicel Corp.	92,800	916,059
Dai-ichi Life Holdings, Inc.	14,700	374,917
Daiichi Sankyo Co. Ltd.	25,000	795,473
Daikin Industries Ltd.	22,371	3,054,553
Daito Trust Construction Co. Ltd.	1,800	205,349
Daiwa House Industry Co. Ltd.	29,200	869,150
Daiwabo Holdings Co. Ltd.	29,800	498,888
DCM Holdings Co. Ltd.	60,300	583,233
Denso Corp.	167,000	3,198,329
Dentsu Group, Inc.	53,400	1,482,745
Disco Corp.	16,533	6,043,365
EDION Corp.(a)	63,800	642,196
ENEOS Holdings, Inc.	134,200	646,556
Ezaki Glico Co. Ltd.	25,100	700,598
Fast Retailing Co. Ltd.	7,900	2,447,626
Fuji Corp.	24,600	434,857
Fuyo General Lease Co. Ltd.	9,600	854,061
Hazama Ando Corp.	88,400	688,446
Hitachi Ltd.	102,600	9,375,634
Honda Motor Co. Ltd.	132,600	1,640,752
Hosiden Corp.	40,900	520,779
Hoya Corp.	31,594	3,951,489
Hulic Co. Ltd.	11,200	115,028
Idemitsu Kosan Co. Ltd.	26,600	182,373
Inpex Corp.	239,400	3,639,165
Isuzu Motors Ltd.	67,100	907,021
Itoham Yonekyu Holdings, Inc.	20,900	549,072
Japan Airlines Co. Ltd.	161,400	3,064,617
Japan Post Holdings Co. Ltd.	301,500	3,037,651
Japan Post Insurance Co. Ltd.	5,500	105,133
Japan Tobacco, Inc.	43,300	1,154,461
JFE Holdings, Inc.	26,600	440,858
Kamigumi Co. Ltd.	19,600	431,936
Kandenko Co. Ltd.	60,700	692,918
Kaneka Corp.	14,300	355,840
Kansai Electric Power Co., Inc. (The)	127,200	1,814,993
Kao Corp.	9,300	347,525
KDDI Corp.	74,000	2,187,937
KDX Realty Investment Corp., REIT	916	973,610
Keiyo Bank Ltd. (The)	69,800	349,256
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Keyence Corp.	17,571	$8,157,529
Kirin Holdings Co. Ltd.	67,100	933,113
Koito Manufacturing Co. Ltd.	7,700	103,793
Komatsu Ltd.	23,700	701,302
Komeri Co. Ltd.	29,000	661,220
Konami Group Corp.	14,500	987,726
Lintec Corp.	38,600	795,769
Marubeni Corp.	67,500	1,169,077
Mazda Motor Corp.	271,800	3,150,055
Mebuki Financial Group, Inc.	304,900	1,001,789
MIRAIT ONE Corp.	49,400	608,929
Mitsubishi Chemical Group Corp.	144,000	877,576
Mitsubishi Corp.	221,200	5,112,204
Mitsubishi Electric Corp.	106,500	1,782,698
Mitsubishi Estate Co. Ltd.	31,500	574,748
Mitsubishi HC Capital, Inc.	174,000	1,213,588
Mitsubishi UFJ Financial Group, Inc.	859,127	8,740,846
Mitsui & Co. Ltd.	95,700	4,474,127
Mitsui Chemicals, Inc.	24,800	727,532
Mitsui Fudosan Co. Ltd.	435,600	4,696,410
NEC Corp.	13,300	970,971
Nidec Corp.	3,600	149,289
Nintendo Co. Ltd.	44,500	2,428,126
Nippon Express Holdings, Inc.	9,300	474,720
Nippon Sanso Holdings Corp.	11,100	348,271
Nippon Steel Corp.(a)	127,900	3,077,847
Nippon Telegraph & Telephone Corp.	4,292,000	5,112,215
Nishi-Nippon Financial Holdings, Inc.	78,300	978,964
Nitto Denko Corp.	19,200	1,755,686
Nomura Holdings, Inc.	154,600	989,521
Nomura Real Estate Holdings, Inc.	83,900	2,370,285
Nomura Real Estate Master Fund, Inc., REIT	780	771,292
Odakyu Electric Railway Co. Ltd.	7,200	99,251
Olympus Corp.	19,500	280,767
Ono Pharmaceutical Co. Ltd.	79,200	1,297,688
Oriental Land Co. Ltd.	30,600	980,293
ORIX Corp.	33,200	726,142
OSG Corp.	43,000	619,418
Otsuka Holdings Co. Ltd.	86,300	3,584,756
Recruit Holdings Co. Ltd.	137,476	6,036,132
Renesas Electronics Corp.	148,500	2,646,368
Sankyo Co. Ltd.	120,100	1,311,946
Sankyu, Inc.	33,200	1,142,676
Santen Pharmaceutical Co. Ltd.	105,300	1,035,553
SCSK Corp.	5,200	96,656
Seiko Epson Corp.	44,000	769,671
Seino Holdings Co. Ltd.	45,700	627,225
Shimadzu Corp.	51,600	1,437,273
Shimano, Inc.	19,800	2,945,519
Shin-Etsu Chemical Co. Ltd.	128,080	5,617,839
Shionogi & Co. Ltd.	41,300	2,110,503
SKY Perfect JSAT Holdings, Inc.	142,800	973,492
SMC Corp.	4,259	2,402,758
Sojitz Corp.	33,100	873,142
Sompo Holdings, Inc.	13,200	276,673
Sony Group Corp.	65,670	5,631,250
Subaru Corp.	168,000	3,804,839

A4

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Sugi Holdings Co. Ltd.	41,200	$703,599
Sumitomo Electric Industries Ltd.	19,600	303,709
Sumitomo Heavy Industries Ltd.	24,000	755,741
Sumitomo Mitsui Financial Group, Inc.	24,100	1,409,192
T&D Holdings, Inc.	27,500	478,065
Taisei Corp.	12,600	459,258
Takeda Pharmaceutical Co. Ltd.	23,100	642,501
TDK Corp.	4,500	220,986
Terumo Corp.	236,400	4,325,802
TIS, Inc.	68,300	1,465,433
Tokai Rika Co. Ltd.	2,800	48,047
Tokio Marine Holdings, Inc.	243,293	7,626,327
Tokuyama Corp.	26,700	467,554
Tokyo Electric Power Co. Holdings, Inc.*	89,100	541,561
Tokyo Electron Ltd.	37,052	9,650,163
Tokyo Gas Co. Ltd.	105,600	2,400,586
Toyota Boshoku Corp.	39,000	664,586
Toyota Industries Corp.	2,300	240,652
Toyota Motor Corp.	156,100	3,945,423
Toyota Tsusho Corp.	17,200	1,181,139
Transcosmos, Inc.*	12,800	261,191
Tsubakimoto Chain Co.	17,100	576,073
Valor Holdings Co. Ltd.	14,100	230,466
Yamato Holdings Co. Ltd.	17,900	257,626
Yokogawa Electric Corp.	31,200	718,516
Yokohama Rubber Co. Ltd. (The)	33,300	898,187
		232,548,614
Jordan — 0.1%
Hikma Pharmaceuticals PLC	63,480	1,535,645
Luxembourg — 0.3%
ArcelorMittal SA	119,172	3,275,696
Eurofins Scientific SE	5,682	361,946
		3,637,642
Macau — 0.1%
Sands China Ltd.*	539,958	1,523,351
Malaysia — 0.0%
CIMB Group Holdings Bhd	487,100	674,756
Mexico — 0.2%
Cemex SAB de CV, UTS*	529,435	477,208
Coca-Cola Femsa SAB de CV, UTS	71,100	690,237
Gruma SAB de CV (Class B Stock)	34,498	645,115
Grupo Financiero Banorte SAB de CV (Class O Stock)	69,000	732,876
Wal-Mart de Mexico SAB de CV	135,864	546,973
		3,092,409
Netherlands — 5.8%
ABN AMRO Bank NV, 144A, CVA	170,827	2,923,234
Adyen NV, 144A*	1,907	3,221,184
Aegon Ltd.	141,101	860,833
ASM International NV	10,861	6,651,304
ASML Holding NV	30,754	29,814,830
ASR Nederland NV	18,914	926,971
BE Semiconductor Industries NV	504	77,202
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
EXOR NV	3,610	$401,744
ING Groep NV	65,944	1,085,655
Koninklijke Ahold Delhaize NV	111,538	3,337,418
Koninklijke KPN NV	1,693,833	6,335,625
NN Group NV	42,238	1,949,921
Pluxee NV*	14,348	424,134
Shell PLC	488,595	16,211,338
Wolters Kluwer NV	17,672	2,767,256
		76,988,649
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	31,068	475,982
Xero Ltd.*	8,264	717,559
		1,193,541
Norway — 0.7%
DNB Bank ASA	46,131	916,971
Equinor ASA	138,129	3,703,847
Kongsberg Gruppen ASA	6,681	461,309
Mowi ASA	167,646	3,079,441
Orkla ASA	91,346	645,151
		8,806,719
Peru — 0.1%
Credicorp Ltd.	6,046	1,024,374
Philippines — 0.0%
DMCI Holdings, Inc.	3,317,000	670,788
Portugal — 0.1%
Galp Energia SGPS SA	13,800	228,147
NOS SGPS SA	89,225	348,957
Sonae SGPS SA	543,480	515,766
		1,092,870
Qatar — 0.0%
Ooredoo QPSC	217,400	633,074
Singapore — 1.1%
Capitaland India Trust, UTS	402,175	312,733
DBS Group Holdings Ltd.	287,795	7,680,621
Genting Singapore Ltd.	252,900	165,861
Hong Leong Asia Ltd.	171,600	76,896
Jardine Cycle & Carriage Ltd.	40,700	728,718
Keppel Ltd.	40,800	221,709
Oversea-Chinese Banking Corp. Ltd.	379,800	3,794,912
Sea Ltd., ADR*	2,900	155,759
Singapore Airlines Ltd.	54,700	259,251
United Overseas Bank Ltd.	35,000	760,901
		14,157,361
South Africa — 0.3%
Anglo American PLC	17,856	440,022
Aspen Pharmacare Holdings Ltd.	70,920	822,146
AVI Ltd.	85,605	412,834
Gold Fields Ltd.	50,000	802,119
MTN Group Ltd.	172,600	853,987
Nedbank Group Ltd.(a)	45,434	548,142

A5

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
South Africa (cont’d.)
Tiger Brands Ltd.	63,411	$671,040
		4,550,290
South Korea — 1.4%
Amorepacific Corp.	4,832	435,062
DB HiTek Co. Ltd.	27,000	880,624
DB Insurance Co. Ltd.	10,401	743,996
Doosan Bobcat, Inc.	44,625	1,790,448
Hana Financial Group, Inc.	7,439	325,663
Industrial Bank of Korea	82,300	853,633
KB Financial Group, Inc.	18,213	951,766
Kia Corp.	25,434	2,113,800
Samsung C&T Corp.	9,800	1,165,409
Samsung Electronics Co. Ltd.	35,360	2,125,048
Samsung Electronics Co. Ltd., GDR	2,684	3,985,025
Samsung Fire & Marine Insurance Co. Ltd.	5,052	1,160,187
Samsung SDS Co. Ltd.	5,400	656,132
Woori Financial Group, Inc.	70,600	765,812
Youngone Corp.	16,300	490,368
		18,442,973
Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	5,408	226,479
Aena SME SA, 144A	3,326	655,068
Amadeus IT Group SA	7,528	483,273
Banco Bilbao Vizcaya Argentaria SA	442,498	5,269,487
Banco Santander SA	711,068	3,473,163
CaixaBank SA(a)	106,060	514,664
Cia de Distribucion Integral Logista Holdings SA	24,408	682,148
Endesa SA	147,475	2,734,401
Iberdrola SA	148,814	1,848,323
Industria de Diseno Textil SA	278,836	14,041,147
Mapfre SA	238,133	602,042
Repsol SA	86,153	1,437,999
		31,968,194
Sweden — 3.0%
Alfa Laval AB	8,580	337,145
Atlas Copco AB (Class A Stock)	450,005	7,599,935
Atlas Copco AB (Class B Stock)	44,361	655,210
Betsson AB (Class B Stock)*	42,223	417,788
Boliden AB	17,978	499,206
Epiroc AB (Class B Stock)	11,020	186,623
Essity AB (Class B Stock)(a)	139,164	3,305,720
Getinge AB (Class B Stock)	6,816	137,090
Industrivarden AB (Class A Stock)	3,575	122,943
Indutrade AB	4,235	115,348
Investor AB (Class B Stock)	106,914	2,682,935
Lifco AB (Class B Stock)	6,192	161,700
Sandvik AB	128,381	2,850,158
Skandinaviska Enskilda Banken AB (Class A Stock)	47,431	642,573
SKF AB (Class B Stock)(a)	46,685	953,066
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Svenska Handelsbanken AB (Class A Stock)(a)	287,796	$2,909,613
Swedbank AB (Class A Stock)(a)	81,567	1,618,921
Swedish Orphan Biovitrum AB*	8,347	208,342
Tele2 AB (Class B Stock)	15,862	130,250
Volvo AB (Class A Stock)	5,460	150,350
Volvo AB (Class B Stock)(a)	495,256	13,422,157
Volvo Car AB (Class B Stock)*	177,162	670,733
		39,777,806
Switzerland — 3.0%
ABB Ltd.	116,635	5,410,733
Adecco Group AG	10,013	396,137
Cie Financiere Richemont SA (Class A Stock)	33,555	5,108,427
Julius Baer Group Ltd.	19,519	1,132,070
Logitech International SA	37,633	3,372,267
Novartis AG	142,036	13,757,385
Sandoz Group AG*	50,351	1,519,883
Schindler Holding AG	656	160,069
Schindler Holding AG (Part. Cert.)	1,160	291,993
Sonova Holding AG	1,431	414,408
UBS Group AG	229,495	7,066,365
Zurich Insurance Group AG	2,992	1,616,322
		40,246,059
Taiwan — 2.1%
Advanced International Multitech Co. Ltd.	251,000	548,224
Alchip Technologies Ltd.	9,977	987,288
ASE Technology Holding Co. Ltd.	388,000	1,883,390
Chicony Electronics Co. Ltd.	211,000	1,459,251
Hon Hai Precision Industry Co. Ltd.	476,000	2,311,958
King Yuan Electronics Co. Ltd.	630,000	2,087,711
MediaTek, Inc.	27,000	978,326
Novatek Microelectronics Corp.	74,000	1,362,324
Pou Chen Corp.	584,000	661,088
Simplo Technology Co. Ltd.	53,000	747,387
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	96,012	13,062,433
United Microelectronics Corp.	754,000	1,224,528
Zhen Ding Technology Holding Ltd.	200,000	781,119
		28,095,027
Thailand — 0.1%
AP Thailand PCL	1,863,300	551,793
Bangkok Bank PCL	150,500	573,795
		1,125,588
Turkey — 0.1%
Haci Omer Sabanci Holding A/S	267,900	687,459
United Arab Emirates — 0.1%
Air Arabia PJSC	826,200	622,699
Emirates NBD Bank PJSC	77,917	367,146
		989,845

A6

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom — 10.2%
3i Group PLC	315,955	$11,202,947
Ashtead Group PLC	11,837	843,140
Associated British Foods PLC	9,920	312,985
AstraZeneca PLC	75,210	10,103,999
Auto Trader Group PLC, 144A	12,588	111,164
Aviva PLC	394,569	2,475,801
B&M European Value Retail SA	143,468	989,045
BAE Systems PLC	285,453	4,865,669
Barclays PLC	1,009,233	2,339,047
Barratt Developments PLC	28,138	168,887
Bellway PLC	7,100	238,175
Berkeley Group Holdings PLC	24,985	1,501,110
BP PLC	890,595	5,587,085
British American Tobacco PLC	154,982	4,703,873
BT Group PLC	858,124	1,187,610
Centrica PLC	1,728,292	2,786,110
CK Hutchison Holdings Ltd.	187,500	902,372
Coca-Cola Europacific Partners PLC	2,465	172,427
Compass Group PLC	100,972	2,961,777
Computacenter PLC	20,100	683,381
DCC PLC	20,945	1,523,877
Diageo PLC	80,489	2,978,272
Drax Group PLC	60,388	383,156
Dunelm Group PLC	34,752	497,952
Harbour Energy PLC	209,676	730,236
Hargreaves Lansdown PLC	9,060	84,086
HSBC Holdings PLC	635,443	4,967,147
IG Group Holdings PLC	87,660	808,812
Imperial Brands PLC	165,918	3,709,032
Informa PLC	38,706	406,104
InterContinental Hotels Group PLC	46,228	4,803,639
Investec PLC	235,490	1,578,786
J D Wetherspoon PLC*	42,236	391,426
J Sainsbury PLC	294,565	1,005,775
Kingfisher PLC	275,760	867,893
Lloyds Banking Group PLC	8,125,400	5,313,986
London Stock Exchange Group PLC	33,910	4,057,471
M&G PLC	62,396	173,669
Melrose Industries PLC	236,721	2,009,975
Moneysupermarket.com Group PLC	115,743	321,013
NatWest Group PLC	308,422	1,033,011
Next PLC	49,128	5,726,579
Persimmon PLC	43,301	717,952
QinetiQ Group PLC	127,575	587,684
Reckitt Benckiser Group PLC	19,642	1,119,693
Redde Northgate PLC	160,430	771,387
Redrow PLC	74,804	627,352
RELX PLC	119,811	5,189,826
Rolls-Royce Holdings PLC*	1,140,033	6,133,795
Serco Group PLC	274,143	656,376
Smiths Group PLC	9,864	204,466
SSE PLC	106,180	2,213,641
St. James’s Place PLC	43,025	252,414
Taylor Wimpey PLC	1,692,544	2,926,191
Tesco PLC	1,513,309	5,668,058
Unilever PLC	102,875	5,164,514
Vistry Group PLC	52,531	815,674
Vodafone Group PLC	647,013	573,852
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Whitbread PLC	99,866	$4,175,192
Wise PLC (Class A Stock)*	19,340	226,072
		135,532,640
United States — 6.3%
BRP, Inc.	8,900	597,582
CRH PLC	19,250	1,661,468
CyberArk Software Ltd.*	12,834	3,409,095
Experian PLC	25,752	1,122,091
Ferguson PLC	19,785	4,328,850
Globant SA*	6,828	1,378,573
GSK PLC	431,355	9,261,364
Holcim AG*	70,617	6,397,673
James Hardie Industries PLC, CDI*	53,876	2,165,460
JBS SA	220,700	942,576
Linde PLC	3,556	1,651,122
Lululemon Athletica, Inc.*(a)	2,360	921,934
Monday.com Ltd.*	11,545	2,607,669
Nestle SA	130,648	13,881,345
Roche Holding AG	31,617	8,072,422
Sanofi SA	80,929	7,873,137
Schneider Electric SE	22,983	5,195,915
Stellantis NV (SGMX)	51,207	1,453,101
Stellantis NV (BATE)	341,030	9,688,336
Swiss Re AG	13,940	1,793,171
		84,402,884

Total Common Stocks (cost $1,035,632,288)		1,248,042,595
Preferred Stocks — 0.4%
Brazil — 0.1%
Gerdau SA (PRFC)	101,210	447,993
Itausa SA (PRFC)	342,615	716,599
		1,164,592
Germany — 0.3%
Bayerische Motoren Werke AG (PRFC)	1,602	171,899
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A	6,527	649,162
Henkel AG & Co. KGaA (PRFC)	42,274	3,397,817
Volkswagen AG (PRFC)	1,976	262,065
		4,480,943

Total Preferred Stocks (cost $5,495,880)		5,645,535
Unaffiliated Exchange-Traded Funds — 3.7%
United States
iShares Core MSCI EAFE ETF	354,589	26,317,595
iShares MSCI EAFE ETF(a)	131,673	10,515,406
iShares MSCI EAFE Growth ETF	55,278	5,737,304
iShares MSCI EAFE Value ETF	120,404	6,549,978

Total Unaffiliated Exchange-Traded Funds (cost $44,715,776)		49,120,283

A7

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Units	Value
Warrants* — 0.0%
Australia — 0.0%
Boart Longyear Group Ltd., expiring 09/13/24	555	$—
Canada — 0.0%
Constellation Software, Inc., expiring 03/31/40^	673	2,241

Total Warrants (cost $0)		2,241

Total Long-Term Investments (cost $1,085,843,944)		1,302,810,654

	Shares
Short-Term Investments — 3.6%
Affiliated Mutual Funds — 3.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	12,633,439	12,633,439
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $34,838,294; includes $34,715,793 of cash collateral for securities on loan)(b)(wb)	34,853,572	34,836,145

Total Affiliated Mutual Funds (cost $47,471,733)		47,469,584

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
5.270%	06/20/24	500	494,204
(cost $494,230)

Total Short-Term Investments (cost $47,965,963)				47,963,788

TOTAL INVESTMENTS—101.5% (cost $1,133,809,907)				1,350,774,442

Liabilities in excess of other assets(z) — (1.5)%				(19,925,843)

Net Assets — 100.0%				$1,330,848,599

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
SGMX	Sigma X MTF
UTS	Unit Trust Security
XASX	Australian Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,241 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,848,592; cash collateral of $34,715,793 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
60	Mini MSCI EAFE Index	Jun. 2024	$7,071,300	$87,061
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8